Allianz Life Insurance Company of North America
Stewart D. Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
December 15, 2017
Re: Allianz Life Variable Account B and Allianz Life Insurance Company of North America
Post-Effective Amendment No. 15 to the Registration Statement No. 333-185866 and 811-05618 on Form N-4

Dear Sir/Madam:
Enclosed for filing please find the Post-Effective Amendment No. 15 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485 (a). The purpose of this filing is to add disclosure related to an additional optional death benefit, the Maximum Anniversary Value Death Benefit, to be offered with the contract. We are also adding existing indexes to the Index Protection Strategy Crediting Method.
For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg